Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Subsidiaries, VIEs and VIEs' Subsidiaries
As of December 31, 2022, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
QOOL Media Inc. (“QOOL Inc.”)
QOOL Media Technology (Tianjin) Co., Ltd.
SpaceCape Technology Pte. Ltd.
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
QOOL Media (Tianjin) Co., Ltd. (“QOOL Tianjin”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Hainan Miaoka Network Technology Co., Ltd. (“Miaoka”) *
Beijing Top Maker Culture Co, Ltd. (“Beijing Top Maker”) *
Beijing Perfect Match Technology Co, Ltd. (“Beijing Perfect Match”) *
SpaceTime (Beijing) Technology Co, Ltd. (“SpaceTime Beijing”) *
Tianjin Nishuodedoudui Technology Co., Ltd. (“Tianjin Nishuodedoudui”) *
Hainan Yilingliuer Network Technology Co., Ltd. (“Hainan Yilingliuer”) *
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *
Tianjin Apollo Exploration Culture Co., Ltd. (“Tantan Apollo”) *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions
The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,

	2021	2022
	RMB	RMB
Cash and cash equivalents	2,474,974	2,108,248
Short-term deposits	550,000	850,000
Other current assets	590,022	654,109

Total current assets	3,614,996	3,612,357
Long-term deposits	750,000	—
Long-term investments	404,524	380,187
Other non-current assets	241,500	291,841

Total assets	5,011,020	4,284,385

Accounts payable	635,635	509,042
Deferred revenue	519,237	469,076
Other current liabilities	399,686	451,793

Total current liabilities	1,554,558	1,429,911
Other non-current liabilities	63,095	34,059

Total liabilities	1,617,653	1,463,970

	For the years ended December 31,

	2020	2021	2022
	RMB	RMB	RMB
Net revenues	14,902,691	14,336,539	12,152,997
Net income	6,734,471	5,674,607	4,593,510
Net cash provided by operating activities	6,906,938	5,748,529	4,445,523
Net cash (used in) provided by investing activities	(757,949)	254,093	451,928
Net cash provided by financing activities	—	—	—